UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1.   Schedules of Investments.

Schedule of investments

Turner Medical Sciences Long/Short Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-93.7%†
Biotechnology-46.0%
Acceleron Pharma*^	56,740	$1,795
Achillion Pharmaceuticals*	308,770	2,736
AMAG Pharmaceuticals*^	40,910	2,824
ARIAD Pharmaceuticals*^	221,840	1,835
Cancer Genetics*^	92,730	1,091
Catalyst Pharmaceuticals*	286,370	1,183
Concert Pharmaceuticals*^	140,620	2,094
Discovery Laboratories(a)*^	2,289,496	1,557
Emergent BioSolutions*^	65,220	2,149
Epizyme*	62,790	1,507
Esperion Therapeutics*	17,560	1,436
Heron Therapeutics*^	54,730	1,705
Intercept Pharmaceuticals*^	6,460	1,559
NephroGenex(a)*^	120,158	798
Ohr Pharmaceutical*^	527,040	1,323
Progenics Pharmaceuticals*^	252,785	1,886
Prothena*^	151,220	7,964
Raptor Pharmaceutical*	40,010	632
Retrophin*^	116,770	3,870
Rigel Pharmaceuticals*^	285,020	915
Trevena*^	150,250	941
Trovagene*^	183,630	1,864
Total Biotechnology		43,664
Health care equipment & supplies-1.4%
CONMED^	23,390	1,363
Total Health care equipment & supplies		1,363
Health care providers & services-2.8%
AmerisourceBergen, Cl A^	24,610	2,617
Total Health care providers & services		2,617
Pharmaceuticals-43.5%
Allergan*^	8,860	2,689
Amphastar Pharmaceuticals*^	89,750	1,578
BioDelivery Sciences International*^	78,010	621
Bristol-Myers Squibb^	25,000	1,664
Cardiome Pharma(a)*^	503,222	4,735
DepoMed*^	160,370	3,442
Flamel Technologies SA ADR*^	195,245	4,137
GlaxoSmithKline ADR^	42,780	1,782
Horizon Pharma PLC*^	197,090	6,846
IGI Laboratories*^	461,952	2,910
Merck^	40,340	2,297
Novartis ADR^	14,730	1,449
Ocera Therapeutics(a)*	82,258	313
Pfizer^	104,130	3,491
Sanofi ADR^	31,120	1,541
SteadyMed(a)*^	344,557	1,833
Total Pharmaceuticals		41,328
Total Common stock (Cost $73,655)**		88,972
Cash equivalent - 10.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.090%‡	10,101,773	10,102
Total Cash equivalent (Cost $10,102)**		10,102
Total Investments-104.3% (Cost $83,757)**		99,074
Segregated cash with brokers-67.1%		63,752
Securities sold short-(69.5)% (Proceeds $(66,662))**		(66,038)
Net Other assets (liabilities)-(1.9)%		(1,793)
Net Assets-100.0%		$94,995

*                               Non-income producing security.

**                        This number is listed in thousands.

^                                All or a portion of the shares have been committed as collateral for open short positions.

†                             More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                               Rate shown is the 7-day effective yield as of June 30, 2015.

(a)                       These securities have been deemed illiquid by the Adviser and represent 9.72% of Net Assets.

ADR	American Depositary Receipt
Cl	Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-41.7%
Biotechnology-18.5%
ACADIA Pharmaceuticals	31,690	$1,327
Alnylam Pharmaceuticals	13,270	1,591
Amgen	10,580	1,624
Bluebird Bio	6,730	1,133
Incyte	14,730	1,535
Kite Pharma	49,290	3,005
Ophthotech	24,590	1,280
OvaScience	35,440	1,025
Spark Therapeutics	28,200	1,700
Synergy Pharmaceuticals	136,060	1,129
United Therapeutics	13,130	2,284
Total Biotechnology		17,633
Health care equipment & supplies-4.2%
Anika Therapeutics	25,360	838
C.R. Bard	13,430	2,293
St. Jude Medical	11,270	823
Total Health care equipment & supplies		3,954
Health care providers & services-5.9%
Cardinal Health	22,420	1,875
DaVita HealthCare Partners	22,000	1,748
Express Scripts Holdings	22,640	2,014
Total Health care providers & services		5,637
Life sciences tools & services-6.2%
ICON	16,320	1,098
Illumina	9,390	2,051
Mettler-Toledo International	4,750	1,622
PAREXEL International	17,230	1,108
Total Life sciences tools & services		5,879
Pharmaceuticals-6.9%
AbbVie	29,770	2,001
ANI Pharmaceuticals	25,980	1,612
CVS Health	6,590	691
Lannett	19,860	1,180
Pacira Pharmaceuticals	14,930	1,056
Total Pharmaceuticals		6,540
Total Common stock (Proceeds $41,133)*		39,643
Exchange traded funds - 27.8%
Health Care Select Sector SPDR Fund	116,420	8,660
iShares NASDAQ Biotechnology ETF	23,690	8,741
iShares Russell 2000 Growth ETF	72,030	8,994
Total Exchange traded funds (Proceeds $25,529)*		26,395
Total Securities sold short-69.5% (Proceeds $66,662)*		$66,038

Percentages disclosed are based on total net assets of the Fund at June 30, 2015.

*                               This number is listed in thousands.

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan II Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-83.7%†
Consumer discretionary-20.3%
Amazon.com*^	2,710	$1,176
CBS, Cl B^	13,290	738
Delphi Automotive	15,800	1,344
Dollar Tree*^	11,870	938
Expedia^	5,070	554
Hilton Worldwide Holdings*	15,500	427
Mohawk Industries*^	5,180	989
NIKE, Cl B^	11,000	1,188
O’Reilly Automotive*^	2,110	477
Oxford Industries	4,700	411
Popeyes Louisiana Kitchen*	9,900	594
VF	10,700	746
Total Consumer discretionary		9,582
Consumer staples-8.2%
Constellation Brands, Cl A^	12,310	1,428
Monster Beverage*	7,000	938
PepsiCo^	6,780	633
Rite Aid*^	100,690	841
Total Consumer staples		3,840
Energy-4.3%
EOG Resources	12,340	1,081
Weatherford International*^	75,170	922
Total Energy		2,003
Financials-8.4%
Bank of New York Mellon^	17,520	735
Charles Schwab	29,170	952
CME Group^	12,800	1,191
Zions Bancorp	33,200	1,054
Total Financials		3,932
Health care-11.2%
Allergan*^	4,620	1,401
Biogen*^	1,910	772
Cigna	5,000	810
Horizon Pharma PLC*^	12,020	418
McKesson^	3,010	677
Pfizer^	25,140	843
Prothena*^	6,100	321
Total Health care		5,242
Industrials-5.1%
Danaher^	11,270	965
Ingersoll-Rand^	14,060	948
Milacron Holdings*	25,000	492
Total Industrials		2,405
Information technology-23.2%
Apple^	14,020	1,757
Applied Materials^	73,720	1,417
Avago Technologies^	5,090	677
Ciena*^	16,980	402
Digimarc*^	5,760	260
Facebook, Cl A*^	16,800	1,441
Global Payments^	7,180	743
NXP Semiconductors*^	14,100	1,385
Red Hat*^	6,880	522
Salesforce.com*^	21,880	1,524
Visa, Cl A^	11,950	802
Total Information technology		10,930
Materials-3.0%
LyondellBasell Industries, Cl A^	4,670	483
PPG Industries^	8,060	925
Total Materials		1,408
Total Common stock (Cost $38,227)**		39,342
Warrant-0.2%
Financials-0.2%
Atlas Mara(a)*	472,160	83
Total Financials		83
Total Warrant (Cost $92)**		83
Total Investments-83.9% (Cost $38,319)**		39,425
Segregated cash with brokers-47.9%		22,519
Securities sold short-(52.2)% (Proceeds $(25,238))**		(24,545)
Net Other assets (liabilities)-20.4%		9,605
Net Assets-100.0%		$47,004

*                               Non-income producing security.

**                        This number is listed in thousands.

^                                All or a portion of the shares have been committed as collateral for open short positions.

†                             More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)                       These securities have been deemed illiquid by the Adviser and represent 0.18% of Net Assets.

Cl	Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan II Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-35.6%
Consumer discretionary-6.4%
Autoliv	5,250	$614
AutoZone	630	420
Coach	9,040	313
Priceline Group	320	368
Royal Caribbean Cruises	4,530	356
Viacom, Cl B	5,400	349
Wyndham Worldwide	7,200	590
Total Consumer discretionary		3,010
Consumer staples-3.1%
Procter & Gamble	5,330	417
United Natural Foods	10,800	688
Wal-Mart Stores	4,800	340
Total Consumer staples		1,445
Energy-1.4%
FMC Technologies	7,800	324
Helmerich & Payne	5,040	355
Total Energy		679
Financials-5.0%
American Express	5,900	459
Chubb	7,510	714
Franklin Resources	12,770	626
State Street	7,220	556
Total Financials		2,355
Health care-1.3%
Alnylam Pharmaceuticals	2,500	300
Varian Medical Systems	3,780	318
Total Health care		618
Industrials-5.0%
3M	3,100	478
Beacon Roofing Supply	18,410	612
Parker-Hannifin	7,000	814
Stericycle	3,180	426
Total Industrials		2,330
Information technology-12.1%
Check Point Software Technologies	11,800	940
Intel	22,980	699
International Business Machines	3,700	602
KLA-Tencor	4,210	237
LendingClub	7,100	105
Linear Technology	10,450	462
Marketo	10,100	283
Microsoft	9,460	418
NetSuite	4,910	450
Qorvo	5,900	474
Tech Data	8,660	498
Zillow Group	6,030	523
Total Information technology		5,691
Materials-1.3%
Alcoa	29,300	326
Chemtura	10,200	289
Total Materials		615
Total Common stock (Proceeds $17,293)*		16,743
Exchange traded funds-16.6%
iShares Russell 2000 Growth ETF	3,500	541
Market Vectors Semiconductor ETF	8,700	475
SPDR S&P 500 ETF Trust	19,990	4,115
SPDR S&P Biotech ETF	2,360	595
SPDR S&P MidCap 400 ETF Trust	7,600	2,076
Total Exchange traded funds (Proceeds $7,945)*		7,802
Total Securities sold short-52.2% (Proceeds $25,238)*		$24,545

Percentages disclosed are based on total net assets of the Fund at June 30, 2015.

*                               This number is listed in thousands.

Cl	Class
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Emerging Growth Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-97.9%†
Consumer discretionary-15.4%
Boot Barn Holdings*^	29,390	$940
Criteo SA ADR*	10,990	524
Gray Television*	91,860	1,440
Helen of Troy*	15,860	1,546
Installed Building Products*	20,000	490
LGI Homes*^	77,920	1,541
Lithia Motors, Cl A	11,760	1,331
Papa John’s International	27,670	2,092
Papa Murphy’s Holdings*^	86,220	1,786
The New Home*	44,790	772
Wayfair*	39,080	1,471
WCI Communities*	20,000	488
Zoe’s Kitchen*^	21,190	868
Total Consumer discretionary		15,289
Consumer staples-4.3%
Freshpet*	13,380	249
Prestige Brands Holdings*	43,340	2,004
Smart & Final Stores*	109,530	1,957
Total Consumer staples		4,210
Energy-1.9%
Antero Midstream Partners*	65,880	1,887
Total Energy		1,887
Financials-6.4%
Banc of California	30,000	413
Bank of the Ozarks	17,800	814
BofI Holdings*	9,190	971
Essent Group*	60,000	1,640
Heritage Insurance Holdings*	35,000	805
Patriot National*	77,420	1,239
Virtu Financial, Cl A*	20,000	470
Total Financials		6,352
Health care-28.3%
AAC Holdings*^	16,490	718
Acadia Healthcare*^	33,510	2,626
AtriCure*^	75,000	1,848
Diplomat Pharmacy*	50,200	2,246
HealthEquity*	83,390	2,674
Horizon Pharma PLC*	51,820	1,800
INC Research Holdings, Cl A*	34,140	1,370
Inogen*	47,540	2,120
LDR Holding*	49,250	2,130
Ligand Pharmaceuticals*	28,050	2,831
Natus Medical*	19,810	843
Osiris Therapeutics*	90,000	1,751
PRA Health Sciences*	44,410	1,613
Repligen*	25,440	1,050
Surgical Care Affiliates*	38,050	1,460
Vascular Solutions*	29,390	1,020
Total Health care		28,100
Industrials-12.4%
Acuity Brands	11,230	2,020
Avolon Holdings*	32,220	740
Caesarstone Sdot-Yam	25,000	1,714
Echo Global Logistics*^	25,000	817
Knoll	39,920	999
PGT*	60,000	871
TASER International*^	59,720	1,989
The Middleby*	16,440	1,845
TrueBlue*	42,080	1,258
Total Industrials		12,253
Information technology-27.7%
Arista Networks*	26,720	2,184
Autohome ADR*	30,000	1,516
BroadSoft*	10,000	346
CyberArk Software*	28,970	1,820
Demandware*^	24,860	1,767
Digimarc*^	35,000	1,580
Hortonworks*	36,700	929
HubSpot*^	40,000	1,983
Inphi*^	120,190	2,748
Manhattan Associates*	10,000	597
Mellanox Technologies*	38,160	1,854
Paycom Software*	50,470	1,724
Paylocity Holdings*^	48,960	1,755
Proofpoint*	15,830	1,008
SPS Commerce*	16,000	1,053
SuperCom*	25,000	317
Textura*^	20,000	557
VASCO Data Security International*^	42,380	1,279
Yodlee*^	65,159	941
Zebra Technologies*	12,970	1,440
Total Information technology		27,398
Materials-1.5%
Platform Specialty Products*	57,290	1,465
Total Materials		1,465
Total Common stock (Cost $82,863)**		96,954
Cash equivalent - 20.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.090%‡	20,679,199	20,679
Total Cash equivalent (Cost $20,679)**		20,679
Total Investments-118.8% (Cost $103,542)**		117,633
Net Other assets (liabilities)-(18.8)%		(18,604)
Net Assets-100.0%		$99,029

*                               Non-income producing security.

**                        This number is listed in thousands.

^                                Security fully or partially on loan at June 30, 2015.  The total value of securities on loan at June 30, 2015 was $20,341**.  Certain of these securities may have been sold prior to period end.

†                             More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                               Rate shown is the 7-day effective yield as of June 30, 2015.

ADR	American Depositary Receipt
Cl	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-97.5%†
Consumer discretionary-22.9%
Advance Auto Parts	31,870	$5,076
BorgWarner	55,340	3,146
Chipotle Mexican Grill*	2,850	1,724
Criteo SA ADR*	22,490	1,072
Dollar Tree*	75,930	5,997
Expedia	26,800	2,931
GoPro, Cl A*^	74,820	3,945
Netflix*	6,570	4,316
Red Robin Gourmet Burgers*	28,630	2,457
Starbucks	67,720	3,631
Starwood Hotels & Resorts Worldwide	58,810	4,769
Under Armour, Cl A*	24,620	2,054
VF	63,300	4,415
Walt Disney	28,420	3,244
Total Consumer discretionary		48,777
Consumer staples-6.3%
Mead Johnson Nutrition, Cl A	29,510	2,662
Monster Beverage*	38,300	5,133
WhiteWave Foods, Cl A*	115,980	5,669
Total Consumer staples		13,464
Energy-2.8%
Concho Resources*^	31,358	3,571
Patterson-UTI Energy	129,810	2,442
Total Energy		6,013
Financials-12.0%
Affiliated Managers Group*	24,980	5,461
Intercontinental Exchange Group	16,790	3,754
KeyCorp	106,570	1,601
Moody’s	33,630	3,631
Signature Bank*	43,600	6,382
TD Ameritrade Holdings^	130,145	4,792
Total Financials		25,621
Health care-14.2%
Achillion Pharmaceuticals*	210,750	1,867
Allergan*	12,020	3,648
AmerisourceBergen, Cl A	37,970	4,038
Cooper	14,850	2,643
Horizon Pharma PLC*	91,630	3,183
Intercept Pharmaceuticals*^	8,880	2,143
Jazz Pharmaceuticals*^	26,610	4,685
Mylan*	62,930	4,270
Regeneron Pharmaceuticals*	7,280	3,714
Total Health care		30,191
Industrials-5.8%
AMETEK	88,260	4,835
Ingersoll-Rand	43,440	2,929
Roper Technologies	26,280	4,532
Total Industrials		12,296
Information technology-26.5%
Alliance Data Systems*	19,950	5,824
Apple	38,970	4,888
Avago Technologies	53,620	7,128
Cavium*	77,259	5,316
Facebook, Cl A*	52,170	4,474
FireEye*^	52,880	2,586
Gogo*	49,930	1,070
LinkedIn, Cl A*	13,380	2,765
Mobileye*^	62,490	3,323
NXP Semiconductors*	75,290	7,394
ServiceNow*	55,530	4,126
SunEdison*	154,620	4,625
Workday, Cl A*^	33,332	2,546
Total Information technology		56,065
Materials-5.0%
International Flavors & Fragrances	19,510	2,132
Methanex^	48,670	2,709
PolyOne	44,920	1,760
PPG Industries	34,560	3,964
Total Materials		10,565
Telecommunication services-2.0%
SBA Communications, Cl A*	37,130	4,269
Total Telecommunication services		4,269
Total Common stock (Cost $167,519)**		207,261
Cash equivalent - 11.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.090%‡	25,362,550	25,363
Total Cash equivalent (Cost $25,363)**		25,363
Total Investments-109.4% (Cost $192,882)**		232,624
Net Other assets (liabilities)-(9.4)%		(19,961)
Net Assets-100.0%		$212,663

*                               Non-income producing security.

**                        This number is listed in thousands.

^                                Security fully or partially on loan at June 30, 2015.  The total value of securities on loan at June 30, 2015 was $20,099**.  Certain of these securities may have been sold prior to period end.

†                             More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                               Rate shown is the 7-day effective yield as of June 30, 2015.

ADR	American Depositary Receipt
Cl	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-95.9%†
Consumer discretionary-16.5%
Boot Barn Holdings*^	24,000	$768
Burlington Stores*	20,000	1,024
Criteo SA ADR*	16,050	765
Gentherm*^	18,220	1,000
IMAX*^	22,440	904
La Quinta Holdings*	31,260	714
Lithia Motors, Cl A	12,140	1,373
Oxford Industries	12,470	1,091
Restoration Hardware Holdings*	9,460	924
Skechers U.S.A., Cl A*	4,970	546
The Tile Shop Holdings*	64,920	921
TRI Pointe Group*	60,000	918
Zoe’s Kitchen*^	30,330	1,242
Total Consumer discretionary		12,190
Consumer staples-1.4%
Smart & Final Stores*	57,350	1,025
Total Consumer staples		1,025
Financials-5.8%
Bank of the Ozarks^	27,000	1,236
Essent Group*	41,910	1,146
Marcus & Millichap*	19,900	918
PrivateBancorp	24,260	966
Total Financials		4,266
Health care-28.0%
ABIOMED*	22,990	1,511
AMAG Pharmaceuticals*	16,820	1,162
Amicus Therapeutics*	78,690	1,113
Amphastar Pharmaceuticals*	65,530	1,152
AmSurg*^	23,370	1,635
Cepheid*	14,030	858
Diplomat Pharmacy*	33,250	1,488
Dyax*	32,090	850
Horizon Pharma PLC*	35,510	1,234
KYTHERA Biopharmaceuticals*	18,020	1,357
LDR Holding*^	42,810	1,852
Neurocrine Biosciences*	21,290	1,017
PRA Health Sciences*	30,470	1,107
Prothena*	16,000	843
Receptos*	5,000	950
Repligen*	38,630	1,594
Retrophin*	26,470	877
Total Health care		20,600
Industrials-7.8%
Apogee Enterprises	20,000	1,053
Insperity	8,030	409
Milacron Holdings*	35,000	689
TASER International*^	30,890	1,029
Trex*	17,700	875
XPO Logistics*	36,890	1,666
Total Industrials		5,721
Information technology-29.6%
Ambarella*	10,700	1,099
BroadSoft*	25,360	877
Cavium*	24,000	1,651
Demandware*^	16,550	1,176
Digimarc*^	100,000	4,514
Euronet Worldwide*	20,950	1,293
Guidewire Software*	18,650	987
HubSpot*^	30,890	1,532
Infinera*	51,540	1,081
Monolithic Power Systems	12,140	616
Nimble Storage*	25,770	723
Proofpoint*	19,260	1,226
Remark Media(a)*	196,000	794
Shopify, Cl A*	30,330	1,030
SolarEdge Technologies*	28,680	1,043
SPS Commerce*	14,550	957
Synaptics*	9,930	861
The Ultimate Software Group*^	2,680	440
Total Information technology		21,900
Materials-4.3%
Headwaters*	61,760	1,124
Platform Specialty Products*	25,000	640
PolyOne	13,780	540
Senomyx*^	155,000	831
Total Materials		3,135
Telecommunication services-1.3%
inContact*	98,060	968
Total Telecommunication services		968
Utilities-1.2%
Pattern Energy Group	30,000	851
Total Utilities		851
Total Common stock (Cost $56,868)**		70,656
Cash equivalent - 24.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.090%‡	17,905,212	17,905
Total Cash equivalent (Cost $17,905)**		17,905
Total Investments-120.2% (Cost $74,773)**		88,561
Net Other assets (liabilities)-(20.2)%		(14,864)
Net Assets-100.0%		$73,697

*                               Non-income producing security.

**                        This number is listed in thousands.

^                                Security fully or partially on loan at June 30, 2015.  The total value of securities on loan at June 30, 2015 was $13,952**.  Certain of these securities may have been sold prior to period end.

†                             More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                               Rate shown is the 7-day effective yield as of June 30, 2015.

(a)                       These securities have been deemed illiquid by the Adviser and represent 1.08% of Net Assets.

ADR	American Depositary Receipt
Cl	Class

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The funds included herein are Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Titan II Fund (“Titan II Fund,” formerly Turner Spectrum Fund), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), and Turner Small Cap Growth Fund (“Small Cap Growth Fund”), each a “Fund” and collectively the “Funds.”

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments and the Schedules of securities sold short.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”).  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P.  (the “Adviser”) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc., and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of June 30, 2015.  The breakdown, by sub-category, of the “common stock” category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)	Total (000)

Medical Sciences Long/Short Fund

Investments in Securities
Common stock	$88,972	$—	$88,972
Cash equivalent	10,102	—	10,102
Total Investments in securities	$99,074	$—	$99,074

Securities Sold Short
Common stock	$39,643	$—	$39,643
Exchange traded funds	26,395	—	26,395
Total Securities sold short	$66,038	$—	$66,038

Titan II Fund

Investments in Securities
Common stock	$39,342	$—	$39,342
Warrant	83	—	83
Total Investments in securities	$39,425	$—	$39,425

Securities Sold Short
Common stock	$16,743	$—	$16,743
Exchange traded funds	7,802	—	7,802
Total Securities sold short	$24,545	$—	$24,545

Emerging Growth Fund

Investments in Securities
Common stock	$96,954	$—	$96,954
Cash equivalent	20,679	—	20,679
Total Investments in securities	$117,633	$—	$117,633

Midcap Growth Fund

Investments in Securities
Common stock	$207,261	$—	$207,261
Cash equivalent	25,363	—	25,363
Total Investments in securities	$232,624	$—	$232,624

Small Cap Growth Fund

Investments in Securities
Common stock	$70,656	$—	$70,656
Cash equivalent	17,905	—	17,905
Total Investments in securities	$88,561	$—	$88,561

For each Fund there were no transfers between the Levels as of June 30, 2015 based on the input Levels assigned at September 30, 2014.

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund and Titan II Fund engaged in short sales during the period ended June 30, 2015.

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of June 30, 2015:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
Emerging Growth Fund	$20,341	$20,341	$—
Midcap Growth Fund	20,099	20,099	—
Small Cap Growth Fund	13,952	13,952	—

*The actual value of collateral received may be in excess of the amounts shown in the table.  The table only refelcts collateral amounts up to the amount of the value of the securities on loan as disclosed in the Schedules of investments.

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5. Federal tax information:

At June 30, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (000)
Medical Sciences Long/Short Fund	$86,571	$19,737	$(7,234)	$12,503
Titan II Fund	38,492	1,694	(761)	933
Emerging Growth Fund	103,731	14,622	(720)	13,902
Midcap Growth Fund	193,062	40,719	(1,157)	39,562
Small Cap Growth Fund	75,912	14,237	(1,588)	12,649

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Schedules of investments were issued.  Based on this evaluation, no additional disclosures and/or adjustments were required as of June 30, 2015.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date:	August 24, 2015

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	August 24, 2015